Share-Based Compensation - Assumptions (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal early exercise multiple	2.8	2.8
Expected post-vesting forfeiture rate	5.00%	5.00%		4.90%
Fair value per ordinary share	$ 1.83		$ 0.97
Aggregate fair value of the outstanding options	$ 29,809	¥ 207,524		¥ 201,913
Unrecognized share-based compensation cost	$ 5,149				¥ 35,843
Weighted-average period of recognition	8 months 23 days	8 months 23 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.95%	1.95%		2.93%
Expected volatility	56.21%	56.21%		55.46%
Suboptimal early exercise multiple				2.2
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.96%	1.96%		3.06%
Expected volatility	56.25%	56.25%		58.33%
Suboptimal early exercise multiple				2.8